UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  MAY 31, 2008



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING MAY 31, 2008

                      USAA GROWTH & TAX STRATEGY FUND



[LOGO OF USAA]
   USAA(R)

                               USAA GROWTH and
                                     TAX STRATEGY Fund

                                  [GRAPHIC OF USAA GROWTH AND TAX STRATEGY FUND]

                       A n n u a l  R e p o r t

--------------------------------------------------------------------------------
   MAY 31, 2008

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                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGERS' COMMENTARY                                                          4

INVESTMENT OVERVIEW                                                           8

FINANCIAL INFORMATION

   Distributions to Shareholders                                             13

   Report of Independent Registered Public Accounting Firm                   14

   Portfolio of Investments                                                  15

   Notes to Portfolio of Investments                                         38

   Financial Statements                                                      40

   Notes to Financial Statements                                             43

EXPENSE EXAMPLE                                                              56

ADVISORY AGREEMENTS                                                          58

TRUSTEES' AND OFFICERS' INFORMATION                                          66

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

2

M E S S A G E
=============-------------------------------------------------------------------
              from the PRESIDENT

                                                            "

                                          ...FOR THOSE WITH MONEY TO INVEST,
[PHOTO OF CHRISTOPHER W. CLAUS]              THERE STILL ARE SOME BARGAINS.

                                                            "
                                                                       June 2008
--------------------------------------------------------------------------------

The last 12 months have not been for the faint of heart. The decline of the U.S. housing market and the subprime lending meltdown created a liquidity crisis that brought the U.S. fixed-income market to a virtual standstill. In an effort to stave off recession, the Federal Reserve Board (the Fed) slashed short-term interest rates and took a few creative initiatives - such as opening its discount window to investment banks - to seek to inject liquidity into the financial system, which culminated in JPMorgan Chase & Co.'s rescue of Bear Stearns through a takeover.

The Fed's accomplishment, however, came at a cost. The central bank had to choose: Manage inflation or stabilize the economy and financial system. In my opinion, the Fed's actions improved market confidence, returned some liquidity and normalcy to the fixed-income markets, and potentially averted a potent recession. But I believe that we now face the prospect of stagflation - inflation without economic growth. Commodity prices, particularly food and energy, have increased steadily; at the time of this writing, oil was above $135 a barrel, while prices at the pump had climbed higher than $4 a gallon, on average.

Meanwhile, the U.S. economy continues to struggle with increased unemployment, a decline in home equity, and generally lower stock prices. Consumer confidence is low, and we still are engaged in a long, difficult war on terrorism.

Is it any wonder that investors are feeling a bit anxious? And yet, there are some interesting opportunities:

o In the fixed-income markets (the most challenging I've seen), many high-quality bond prices were crushed by panic selling and lack of liquidity. But I believe there are some exceptional buying opportunities in the U.S. corporate and tax-exempt bond markets, especially for investors seeking income.

o U.S. large-cap stocks look attractive relative to international stocks, but patience is essential. Large-caps' intrinsic value is unlikely to be reflected in share prices until there is conviction in the markets that housing has bottomed, the U.S. economy has regained its footing, and corporate earnings have improved. For long-term investors, dollar-cost averaging is a prudent way to invest in the current environment.

 . . . C O N T I N U E D
========================--------------------------------------------------------

o In my view, the emerging markets still have room to appreciate. Many have home-grown middle classes and vibrant local economies. Nevertheless, with returns always comes risk, and I expect volatility to be ever-present.

o The precious metals and minerals segment also offers value. I am particularly proud of USAA's Precious Metals and Minerals Fund, which was named the "Best Fund Over 10 Years" for Consistently Strong Risk-Adjusted Returns in the Gold Oriented Funds category for the 10-year period ended December 31, 2007, by Lipper Inc. The Fund was ranked No. 1 among 24 Gold Oriented Funds for that period. For the three- and five-year periods, the Fund was ranked 6 out of 50 and 2 out of 44 funds in the category, respectively. We are delighted to be offering our membership such a proven performer.

Whatever happens in the months ahead, I believe the fixed-income markets have turned the corner. For those with money to invest, there still are some bargains. For investors who can bide their time, a rebound in stock prices - while not imminent - is on the horizon.

Rest assured that we will keep working hard on your behalf - offering some of the industry's top investment talent, top-notch service, and pure no-load mutual funds. From all of us here, thank you for your business and the opportunity to serve your investment needs.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

FOREIGN AND PRECIOUS METALS AND MINERALS INVESTING ARE SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY. o SYSTEMATIC INVESTMENT PLANS DO NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS IN DECLINING MARKETS. DOLLAR-COST AVERAGING INVOLVES CONTINUOUS INVESTMENT IN SECURITIES REGARDLESS OF FLUCTUATING PRICE LEVELS OF SUCH SECURITIES. INVESTORS SHOULD CONSIDER THEIR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS.

THE LIPPER FUND AWARDS PROGRAM HIGHLIGHTS FUNDS THAT HAVE EXCELLED IN DELIVERING CONSISTENTLY STRONG RISK-ADJUSTED PERFORMANCE, RELATIVE TO PEERS. THE LIPPER FUND AWARDS ARE AWARDED TO FUNDS IN 21 COUNTRIES IN ASIA, EUROPE, AND THE AMERICAS. LIPPER DESIGNATES AWARD-WINNING FUNDS IN MOST INDIVIDUAL CLASSIFICATIONS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS. IN ADDITION, THE LIPPER FUND AWARDS PROGRAM SPOTLIGHTS FUND FAMILIES WITH HIGH AVERAGE SCORES FOR ALL FUNDS WITHIN A PARTICULAR ASSET CLASS OR OVERALL. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2008, REUTERS, ALL RIGHTS RESERVED.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF CLIFFORD A. GLADSON]             [PHOTO OF CHRISTOPHER A. FRONK]
   CLIFFORD A. GLADSON, CFA                   CHRISTOPHER A. FRONK, CPA, CFA
     USAA Investment Management Company         Northern Trust Investments, N.A.
     (Bonds and Money Market Instruments)       (Blue Chip Stocks)

                                           [PHOTO OF LAURA L. MELDRUM]
                                              LAURA L. MELDRUM
                                                Northern Trust Investments, N.A.
                                                (Blue Chip Stocks)

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the one-year period ended May 31, 2008, the USAA Growth and Tax Strategy Fund had a total return of -3.81%. This compares to a return of -6.70% for the S&P 500 Index, -1.25% for the Lipper Balanced Funds Index, -1.78% for the Composite Index, and 3.87% for the Lehman Brothers Municipal Bond Index.

         As of May 31, 2008, the Fund had a 12-month dividend yield of 2.85%, compared to 2.53% for the average fund in the Lipper Balanced Funds peer group.

HOW DID THE CREDIT CRISIS AFFECT THE FUND'S PERFORMANCE?

         Your Fund is unique in that it combines a portfolio of tax-free municipal bonds with tax-managed exposure to the S&P 500 Index to offer a single-fund alternative for the tax-sensitive investor. The IRS requires that the Fund have at least 50% of its assets in municipal bonds as of the end of its fiscal year to pass along tax-free income from the bonds.

         The credit crisis had a major impact on the municipal bond market. When the mortgage market froze up last summer, there was a tremendous flight to quality. Investors, seeking a safe haven,

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 10 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         demanded U.S. Treasury securities at the expense of virtually all other fixed-income asset classes. Additionally, many investors in need of liquidity sold municipal bonds, because they are among the most liquid fixed-income securities. Finally, the market had to absorb significant additional supply when many municipal issuers came to market with long-term bonds to replace short-term securities. Fortunately, the municipal bond market proved resilient.

         The bonds in your Fund continued to pay a level of tax-free income that offset short-term price declines. By the end of the reporting period, municipal bond prices were recovering.

         In terms of the stock market, the credit crisis had the biggest negative impact on the financial sector, which is a large component of the S&P 500 Index. The related housing slump helped slow the economy and raise fears of recession. However, after selling off roughly 19% from its October high through mid-March, the stock market staged a recovery that limited the loss for the reporting year.

WHAT ACTIONS DID YOU TAKE IN THE MUNICIPAL BOND PORTFOLIO IN LIGHT OF THE CREDIT CRISIS?

         Over the reporting year, the yield on the Bond Buyer 40-Bond Index, the widely followed barometer of long-term municipal bond yields, rose from 4.70% on May 31, 2007, to 5.13% on May 30, 2008, and offered a significant after-tax yield advantage over the taxable 30-year U.S. Treasury bond, which was yielding 4.72% on May 30, 2008. With confidence in USAA's research team and the belief that the supply-and-demand imbalance in the municipal bond market was temporary, we took advantage of the opportunity to lock in higher income. We sold shorter-maturity

         THE BOND BUYER 40-BOND INDEX REPRESENTS AN AVERAGE OF THE PRICES OF 40 RECENTLY ISSUED MUNICIPAL SECURITIES, BASED ON QUOTATIONS OBTAINED FROM SIX MUNICIPAL SECURITIES BROKER'S BROKERS. THE 40 COMPONENT ISSUES ARE SELECTED ACCORDING TO DEFINED CRITERIA AND ARE REPLACED BY NEWER ISSUES ON A PERIODIC BASIS. THIS INDEX IS PUBLISHED DAILY AND SERVES AS THE BASIS FOR FUTURES CONTRACTS.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         bonds and purchased solid investment-grade credits with 20- to 30-year maturities at higher yields. We believe that interest payments are the dominant component of a fixed-income portfolio's long-term total return, and are confident that the actions we've taken have the potential to benefit shareholders for some time to come.

ARE YOU STILL FINDING GOOD VALUES IN MUNICIPAL BONDS AS THE NEW REPORTING PERIOD BEGINS?

         Absolutely. It's true that municipal bonds aren't as cheap as they were in February, but they still represent good value, especially for tax-sensitive investors. We also believe that municipals' tax-free advantage will become increasingly valuable, especially if the election results lead to higher marginal tax rates. Higher taxes would be a catalyst that propels municipal bond prices higher.

WHAT STEPS DID NORTHERN TRUST INVESTMENTS, N.A. (NTI) TAKE WITH THE TAX-MANAGED EQUITY PORTION OF THE FUND?

         Much as was the case in the municipal bond portion, the NTI group sought to take advantage of volatility to lay the groundwork for the future. Specifically, we captured significant tax losses while still performing roughly in line with the S&P 500 Index.

         Ideally, the goal of the Fund is to pay tax-free income from the municipal bond portion and seek to capture returns of the S&P 500 Index in the equity portion without distributing capital gains. During the reporting period, the Fund realized a net loss of $4.9 million on equity securities, so effectively we used a bad period in the market to create a tax cushion for the future.

         Armed with this cushion, we at NTI now are working to seek to reduce the equity portion's active risk. Without getting too

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-37.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         technical, to create tax losses, the NTI team actively trades and therefore doesn't exactly mirror the index; the difference in characteristics of the portfolio and the index is the active risk. We want as low of an active risk as possible, which means closer alignment with the index. As of the end of the reporting year, the equity portion held 447 of the stocks in the S&P 500 Index.

         We thank you for your investment in the Fund.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA GROWTH AND TAX STRATEGY FUND (Ticker Symbol: USBLX)

OBJECTIVE
--------------------------------------------------------------------------------

         Conservative balance for the investor between income, the majority of which is exempt from federal income tax, and the potential for long-term growth of capital to preserve purchasing power.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests principally in tax-exempt bonds and money market instruments and the remainder in blue chip stocks.

--------------------------------------------------------------------------------
                                    5/31/08                          5/31/07
--------------------------------------------------------------------------------
Net Assets                        $180.2 Million                  $201.8 Million
Net Asset Value Per Share            $13.80                          $14.75

--------------------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS AND 30-DAY SEC YIELD* AS OF 5/31/08
--------------------------------------------------------------------------------
1 YEAR               5 YEARS               10 YEARS             30-DAY SEC YIELD
-3.81%                6.56%                 3.55%                     2.72%

---------------
EXPENSE RATIO**
---------------
    0.92%

*CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

** THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AS REPORTED IN THE FUND'S PROSPECTUS DATED OCTOBER 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT ADJUSTMENTS MADE TO THE ENCLOSED FINANCIAL STATEMENTS IN ACCORDANCE WITH U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES OR THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 LIPPER BALANCED        LEHMAN BROTHERS                                S&P 500        USAA GROWTH AND
                   FUNDS INDEX        MUNICIPAL BOND INDEX      COMPOSITE INDEX         INDEX        TAX STRATEGY FUND
05/31/98           $10,000.00             $10,000.00              $10,000.00         $10,000.00         $10,000.00
06/30/98            10,184.41              10,039.47               10,251.03          10,405.90          10,092.06
07/31/98            10,065.10              10,064.56               10,220.76          10,295.92           9,951.93
08/31/98             9,197.98              10,220.08                9,552.44           8,808.41           9,334.22
09/30/98             9,594.98              10,347.49                9,842.86           9,373.17           9,701.42
10/31/98             9,953.94              10,347.28               10,186.34          10,134.41           9,902.74
11/30/98            10,318.28              10,383.53               10,500.65          10,748.39          10,261.35
12/31/98            10,698.95              10,409.70               10,851.69          11,367.35          10,533.16
01/31/99            10,870.03              10,533.46               11,098.00          11,842.52          10,865.16
02/28/99            10,608.75              10,487.56               10,898.10          11,474.52          10,637.31
03/31/99            10,870.62              10,501.93               11,115.29          11,933.48          10,949.25
04/30/99            11,226.69              10,528.10               11,277.01          12,395.60          11,112.97
05/31/99            11,053.58              10,467.18               11,089.36          12,103.21          10,909.96
06/30/99            11,359.19              10,316.60               11,302.99          12,773.08          11,219.26
07/31/99            11,146.74              10,354.14               11,150.94          12,375.98          11,076.55
08/31/99            11,029.78              10,271.13               11,027.47          12,314.71          10,990.84
09/30/99            10,888.47              10,275.42               10,866.45          11,977.53          10,832.41
10/31/99            11,203.74              10,164.09               11,115.56          12,735.16          11,217.62
11/30/99            11,324.28              10,272.20               11,303.18          12,994.02          11,310.60
12/31/99            11,659.36              10,195.62               11,616.75          13,758.28          11,509.66
01/31/00            11,366.46              10,151.22               11,339.05          13,067.11          11,282.28
02/29/00            11,339.07              10,269.20               11,419.18          12,820.01          11,442.79
03/31/00            12,006.71              10,493.57               12,033.32          14,073.37          12,204.97
04/30/00            11,786.67              10,431.58               11,798.67          13,650.11          11,915.50
05/31/00            11,675.77              10,377.31               11,611.08          13,370.28          11,632.76
06/30/00            11,862.13              10,652.30               11,971.89          13,699.57          11,895.44
07/31/00            11,829.80              10,800.52               11,965.60          13,485.58          11,807.33
08/31/00            12,357.84              10,966.97               12,466.16          14,322.76          12,214.01
09/30/00            12,097.77              10,909.91               12,101.38          13,566.80          11,597.54
10/31/00            12,087.07              11,028.96               12,096.98          13,509.16          11,713.59
11/30/00            11,648.31              11,112.40               11,616.56          12,444.97          11,351.80
12/31/00            11,937.83              11,386.96               11,839.25          12,506.03          11,433.37
01/31/01            12,191.19              11,499.79               12,048.56          12,949.46          11,536.50
02/28/01            11,717.96              11,536.25               11,527.84          11,769.47          10,979.61
03/31/01            11,339.54              11,639.64               11,230.49          11,024.28          10,567.16
04/30/01            11,815.44              11,513.51               11,568.36          11,880.30          10,941.34
05/31/01            11,920.67              11,637.50               11,667.78          11,960.00          10,996.78
06/30/01            11,738.02              11,715.36               11,565.48          11,669.01          10,865.39
07/31/01            11,729.52              11,888.89               11,576.28          11,554.10          10,935.22
08/31/01            11,395.72              12,084.73               11,348.47          10,831.52          10,509.26
09/30/01            10,848.08              12,044.19               10,878.74           9,956.92           9,972.96
10/31/01            11,029.64              12,187.69               11,062.21          10,146.89          10,184.25
11/30/01            11,468.77              12,084.94               11,359.72          10,925.03          10,585.71
12/31/01            11,551.48              11,970.61               11,361.51          11,020.80          10,483.25
01/31/02            11,450.17              12,178.25               11,363.90          10,860.06          10,518.74
02/28/02            11,372.36              12,324.97               11,340.88          10,650.57          10,383.89
03/31/02            11,621.02              12,083.44               11,420.11          11,051.18          10,547.48
04/30/02            11,342.14              12,319.60               11,233.33          10,381.46          10,183.28
05/31/02            11,336.85              12,394.46               11,228.87          10,305.25          10,161.86
06/30/02            10,853.21              12,525.52               10,903.93           9,571.46           9,726.62
07/31/02            10,296.95              12,686.61               10,578.08           8,825.55           9,575.54
08/31/02            10,402.59              12,839.12               10,673.77           8,883.32           9,661.87
09/30/02             9,781.51              13,120.33               10,282.03           7,918.85           9,361.86
10/31/02            10,189.25              12,902.83               10,561.93           8,615.07           9,644.46
11/30/02            10,602.61              12,849.21               10,773.12           9,121.65           9,760.39
12/31/02            10,316.81              13,120.33               10,618.56           8,586.05           9,610.90
01/31/03            10,162.27              13,087.09               10,448.49           8,361.55           9,471.82
02/28/03            10,086.06              13,270.06               10,461.78           8,235.91           9,515.74
03/31/03            10,127.22              13,277.99               10,496.25           8,315.65           9,669.01
04/30/03            10,675.26              13,365.72               10,923.70           9,000.29          10,015.38
05/31/03            11,147.42              13,678.68               11,315.74           9,474.04          10,310.17
06/30/03            11,231.94              13,620.55               11,340.40           9,595.06          10,361.46
07/31/03            11,257.97              13,143.93               11,230.92           9,764.32          10,235.46
08/31/03            11,448.03              13,241.96               11,379.52           9,954.37          10,339.23
09/30/03            11,462.56              13,631.27               11,477.94           9,848.97          10,465.22
10/31/03            11,840.73              13,562.63               11,731.95          10,405.84          10,681.54
11/30/03            11,945.57              13,703.99               11,848.19          10,497.29          10,771.05
12/31/03            12,373.59              13,817.46               12,176.86          11,047.43          11,067.40
01/31/04            12,558.35              13,896.61               12,282.01          11,250.16          11,164.94
02/29/04            12,729.51              14,105.75               12,451.65          11,406.48          11,277.49
03/31/04            12,668.78              14,056.63               12,319.42          11,234.42          11,163.62
04/30/04            12,402.54              13,723.72               12,084.91          11,058.29          10,944.72
05/31/04            12,457.30              13,673.96               12,125.22          11,209.74          11,027.75
06/30/04            12,652.07              13,723.72               12,252.26          11,427.65          11,133.13
07/31/04            12,413.88              13,904.33               12,116.05          11,049.47          10,844.55
08/31/04            12,489.40              14,182.97               12,235.59          11,093.75          10,905.31
09/30/04            12,674.94              14,258.26               12,340.25          11,213.93          11,187.35
10/31/04            12,812.01              14,380.95               12,472.72          11,385.25          11,446.99
11/30/04            13,157.12              14,262.34               12,657.39          11,845.77          11,752.44
12/31/04            13,485.55              14,436.51               12,934.91          12,248.73          12,100.60
01/31/05            13,311.83              14,571.43               12,856.86          11,950.18          11,910.50
02/28/05            13,500.16              14,522.95               12,957.66          12,201.52          12,001.42
03/31/05            13,314.29              14,431.36               12,791.51          11,985.68          11,801.06
04/30/05            13,154.30              14,658.95               12,753.56          11,758.47          11,759.51
05/31/05            13,455.94              14,762.55               13,006.57          12,132.28          12,175.04
06/30/05            13,552.63              14,854.14               13,069.57          12,149.66          12,367.62
07/31/05            13,853.79              14,787.00               13,273.37          12,601.30          12,626.67
08/31/05            13,893.87              14,936.29               13,283.03          12,486.38          12,584.89
09/30/05            13,948.95              14,835.69               13,310.13          12,587.47          12,689.93
10/31/05            13,729.93              14,745.60               13,191.16          12,377.51          12,547.16
11/30/05            14,063.26              14,816.39               13,469.33          12,845.19          12,849.50
12/31/05            14,186.44              14,943.80               13,552.80          12,849.80          12,950.85
01/31/06            14,525.08              14,984.13               13,757.38          13,190.03          13,086.13
02/28/06            14,506.91              15,084.73               13,782.31          13,225.71          13,167.30
03/31/06            14,648.17              14,980.70               13,863.79          13,390.31          13,164.23
04/30/06            14,807.89              14,975.55               13,927.96          13,569.99          13,236.86
05/31/06            14,514.28              15,042.26               13,757.08          13,179.91          13,073.44
06/30/06            14,505.60              14,985.63               13,734.54          13,197.41          13,047.11
07/31/06            14,573.31              15,163.88               13,796.72          13,278.75          13,165.96
08/31/06            14,853.59              15,388.89               14,069.04          13,594.22          13,394.54
09/30/06            15,067.71              15,495.93               14,264.32          13,944.33          13,611.17
10/31/06            15,418.73              15,593.10               14,544.28          14,398.45          13,859.65
11/30/06            15,715.75              15,723.08               14,745.67          14,671.84          14,034.51
12/31/06            15,831.97              15,667.53               14,791.80          14,877.67          14,097.95
01/31/07            16,002.71              15,627.42               14,894.37          15,102.44          14,187.24
02/28/07            15,941.64              15,833.34               14,859.08          14,807.93          14,127.72
03/31/07            16,078.42              15,794.30               14,912.72          14,973.24          14,180.36
04/30/07            16,540.85              15,841.06               15,240.74          15,636.22          14,509.91
05/31/07            16,896.26              15,770.92               15,462.12          16,181.34          14,729.60
06/30/07            16,738.39              15,689.19               15,326.46          15,912.67          14,562.83
07/31/07            16,453.06              15,810.81               15,152.82          15,419.96          14,371.88
08/31/07            16,586.06              15,742.60               15,164.27          15,650.69          14,402.03
09/30/07            17,054.65              15,975.55               15,543.09          16,235.39          14,782.13
10/31/07            17,354.55              16,046.76               15,730.85          16,493.61          14,913.66
11/30/07            16,947.69              16,149.08               15,437.78          15,803.84          14,569.66
12/31/07            16,865.37              16,193.91               15,387.94          15,694.39          14,455.12
01/31/08            16,307.82              16,398.12               15,039.59          14,753.16          14,067.75
02/29/08            16,095.64              15,647.36               14,456.98          14,274.34          13,425.52
03/31/08            15,972.64              16,094.60               14,560.92          14,212.58          13,624.45
04/30/08            16,502.18              16,282.93               15,011.78          14,904.54          14,045.41
05/31/08            16,684.47              16,381.38               15,203.73          15,097.56          14,168.61

                              [END CHART]

         DATA FROM 5/31/98 THROUGH 5/31/08.

         SEE NEXT PAGE FOR BENCHMARK DEFINITIONS.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

         The graph on page 9 illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth and Tax Strategy Fund to the following benchmarks:

         o The unmanaged Lipper Balanced Funds Index tracks the total return performance of the 30 largest funds within the Lipper Balanced Funds category.

         o The Lehman Brothers Municipal Bond Index is an unmanaged benchmark of total return performance for the long-term, investment-grade, tax-exempt bond market.

         o The Composite Index is comprised of 51% of the Lipper General Municipal Bond Funds Index and 49% of the Lipper Large-Cap Core Funds Index. The unmanaged Lipper General Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within this category. This category includes funds that invest at least 65% of their assets in municipal debt issues in the top four credit categories. The unmanaged Lipper Large-Cap Core Funds Index tracks the total return performance of the 30 largest funds within this category. This category includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales growth figure, compared to the S&P 500 Index.

         o The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

 . . . C O N T I N U E D
========================--------------------------------------------------------

---------------------------------------------------------
                  TAX-EXEMPT SECURITIES
               TOP 5 HOLDINGS AS OF 5/31/08
                    (% of Net Assets)
---------------------------------------------------------

Northwest ISD                                        3.4%

Mashantucket (Western) Pequot Tribe                  3.1%

Lewisville                                           2.9%

Atlanta Airport                                      2.7%

Houston Utility Systems                              2.3%
---------------------------------------------------------

---------------------------------------------------------
                    TOP 10 INDUSTRIES
                      AS OF 5/31/08
                    (% of Net Assets)
---------------------------------------------------------

Integrated Oil & Gas                                 4.0%

Pharmaceuticals                                      2.9%

Computer Hardware                                    2.1%

Integrated Telecommunication Services                1.7%

Other Diversified Financial Services                 1.7%

Aerospace & Defense                                  1.6%

Industrial Conglomerates                             1.4%

Systems Software                                     1.4%

Communications Equipment                             1.3%

Oil & Gas Equipment & Services                       1.2%
---------------------------------------------------------

        YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-37.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

---------------------------------------------------------
                  TOP 5 EQUITY HOLDINGS
                      AS OF 5/31/08
                    (% of Net Assets)
---------------------------------------------------------

Exxon Mobil Corp.                                    2.1%

AT&T, Inc.                                           1.1%

General Electric Co.                                 1.1%

Chevron Corp.                                        0.8%

Microsoft Corp.                                      0.8%
---------------------------------------------------------

                     ASSET ALLOCATION
                         5/31/08

             [PIE CHART OF ASSET ALLOCATION]

Tax-Exempt Bonds                                    52.3%
Blue Chip Stocks                                    47.9%
Tax-Exempt Money Market Instruments                  1.4%

                       [END CHART]

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA GROWTH AND TAX STRATEGY FUND

         The following federal tax information related to the Fund's fiscal year ended May 31, 2008, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2009.

         100% of ordinary income distributions qualify for the dividends received deductions eligible to corporations.

         For the fiscal year ended May 31, 2008, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gains rates.

         The Fund has designated 73.98% of dividends paid from net investment income as tax-exempt for federal income tax purposes.

14

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
USAA GROWTH AND TAX STRATEGY FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Growth and Tax Strategy Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of May 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Growth and Tax Strategy Fund at May 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
July 16, 2008

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                   of INVESTMENTS

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2008

 PRINCIPAL                                                                             MARKET
    AMOUNT                                                  COUPON                      VALUE
     (000)   SECURITY                                         RATE        MATURITY      (000)
---------------------------------------------------------------------------------------------
             TAX-EXEMPT SECURITIES (53.7%)

             TAX-EXEMPT BONDS (52.3%)

             ARIZONA (1.1%)
   $ 2,250   Univ. Medical Center Corp.                       5.00%      7/01/2035   $  2,034
                                                                                     --------
             ARKANSAS (1.4%)
     2,500   Conway Health Facilities Board                   6.40       8/01/2029      2,581
                                                                                     --------
             CALIFORNIA (0.6%)
     4,435   West Contra Costa USD (INS)                      5.05(a)    8/01/2034      1,002
                                                                                     --------
             COLORADO (0.3%)
       500   Univ. of Colorado Hospital Auth.                 5.00      11/15/2037        454
                                                                                     --------
             CONNECTICUT (3.1%)
     6,000   Mashantucket (Western) Pequot Tribe(b)           5.75       9/01/2027      5,669
                                                                                     --------
             FLORIDA (1.7%)
     3,000   Orlando (INS)                                    5.13      11/01/2027      3,138
                                                                                     --------
             GEORGIA (2.7%)
     4,500   Atlanta Airport (INS)(PRE)(c)                    5.60       1/01/2030      4,776
                                                                                     --------
             HAWAII (0.6%)
     1,000   State (INS)                                      5.25       9/01/2019      1,069
                                                                                     --------
             ILLINOIS (1.6%)
     3,000   Municipal Electric Agency (INS)                  5.00       2/01/2035      2,939
                                                                                     --------
             INDIANA (2.4%)
       550   Health and Educational Facility
               Financing Auth.                                5.25       2/15/2036        535
     1,000   Health and Educational Facility
               Financing Auth.                                5.00       2/15/2039        947
     3,000   Rockport (INS)                                   4.63       6/01/2025      2,855
                                                                                     --------
                                                                                        4,337
                                                                                     --------

16

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2008

 PRINCIPAL                                                                             MARKET
    AMOUNT                                                  COUPON                      VALUE
     (000)   SECURITY                                         RATE        MATURITY      (000)
---------------------------------------------------------------------------------------------
             LOUISIANA (1.1%)
   $ 1,075   Local Government Environmental Facilities
               and Community Development Auth. (INS)          6.55%      9/01/2025   $  1,049
     1,000   Parish of St. John the Baptist                   5.13       6/01/2037        945
                                                                                     --------
                                                                                        1,994
                                                                                     --------
             MAINE (1.8%)
     2,405   Health and Higher Educational Facilities
               Auth. (INS)(PRE)                               5.75       7/01/2030      2,594
       595   Health and Higher Educational Facilities
               Auth. (INS)                                    5.75       7/01/2030        624
                                                                                     --------
                                                                                        3,218
                                                                                     --------
             MICHIGAN (6.0%)
     3,500   Detroit Sewage Disposal (INS)(PRE)(c)            5.75       7/01/2026      3,724
     3,000   Hospital Finance Auth. (INS)                     5.00      11/15/2026      3,038
     4,000   Hospital Finance Auth.                           6.25      10/01/2027      4,008
                                                                                     --------
                                                                                       10,770
                                                                                     --------
             MISSOURI (0.8%)
     1,500   Health and Educational Facility
               Financing Auth.                                5.38       2/01/2035      1,395
                                                                                     --------
             MONTANA (0.6%)
       560   Facility Finance Auth. (INS)(PRE)                4.75      12/01/2021        601
       440   Facility Finance Auth. (INS)(PRE)                4.75      12/01/2021        472
                                                                                     --------
                                                                                        1,073
                                                                                     --------
             NEW JERSEY (1.7%)
     2,000   EDA(d)                                           5.00       9/01/2033      2,024
     1,000   Middlesex County Improvement Auth.               5.00       8/15/2023        987
                                                                                     --------
                                                                                        3,011
                                                                                     --------
             NEW MEXICO (0.5%)
     1,000   Farmington                                       4.88       4/01/2033        836
                                                                                     --------
             NEW YORK (6.0%)
     1,000   Dormitory Auth. (INS)                            4.70       2/15/2035        952
     1,000   Environmental Facilities Corp.                   5.00       6/15/2025      1,038
     3,000   MTA                                              5.00      11/15/2030      3,031
       295   New York City                                    6.00       5/15/2020        313
     1,500   New York City Housing Development
               Corp. (INS)                                    5.00       7/01/2025      1,526
     2,000   New York City Municipal Water
               Finance Auth.(d)                               5.00       6/15/2037      2,060

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2008

 PRINCIPAL                                                                             MARKET
    AMOUNT                                                  COUPON                      VALUE
     (000)   SECURITY                                         RATE        MATURITY      (000)
---------------------------------------------------------------------------------------------
   $ 8,455   Oneida County IDA (INS)                          4.65%(a)   7/01/2035   $  1,982
                                                                                     --------
                                                                                       10,902
                                                                                     --------
             NORTH CAROLINA (0.6%)
     1,000   Charlotte-Mecklenberg Hospital Auth. (PRE)       4.88       1/15/2032      1,081
                                                                                     --------
             RHODE ISLAND (0.1%)
       205   Housing and Mortgage Finance Corp.               6.85      10/01/2024        205
                                                                                     --------
             TENNESSEE (0.2%)
     2,000   Knox County Health, Educational and Housing
               Facilities Board                               5.01(a)    1/01/2035        390
                                                                                     --------

             TEXAS (15.3%)
     3,000   El Paso (INS)                                    4.75       8/15/2033      3,002
     2,000   Hidalgo County Health Services Corp.             5.00       8/15/2026      1,820
     4,000   Houston Utility Systems (INS)                    5.13       5/15/2028      4,113
     5,675   Lewisville (INS)                                 5.80       9/01/2025      5,242
     1,500   Manor ISD (NBGA)                                 5.00       8/01/2037      1,531
    27,940   Northwest ISD (NBGA)(PRE)                        6.38(a)    8/15/2032      6,170
     2,330   Northwest ISD (NBGA)                             6.38(a)    8/15/2032        512
     2,000   Pflugerville (INS)                               5.00       8/01/2028      2,008
     1,500   Public Finance Auth. (INS)                       5.00       2/15/2036      1,257
     1,000   San Leanna Education Facilities Corp.            4.75       6/01/2032        902
     1,000   State Transportation Commission                  4.50       4/01/2033        974
                                                                                     --------
                                                                                       27,531
                                                                                     --------
             WASHINGTON (1.3%)
     1,500   Economic Development Finance Auth. (INS)         5.00       6/01/2038      1,516
     1,000   Vancouver Downtown Redevelopment Auth. (INS)     5.00       1/01/2023        894
                                                                                     --------
                                                                                        2,410
                                                                                     --------
             WEST VIRGINIA (0.8%)
     1,500   Pleasants County                                 5.25      10/15/2037      1,458
                                                                                     --------
             Total Tax-Exempt Bonds (cost: $94,833)                                    94,273
                                                                                     --------

             TAX-EXEMPT MONEY MARKET INSTRUMENTS (1.4%)

             VARIABLE-RATE DEMAND NOTES (1.3%)
             ---------------------------------
             ILLINOIS (1.3%)
     2,300   Dev. Finance Auth. (INS)(LIQ)                    2.50       9/01/2032      2,300
                                                                                     --------

18

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2008

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES   SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             MONEY MARKET FUNDS (0.1%)
             -------------------------
   171,741   SSgA Tax Free Money Market Fund, 1.19%(e)                         $    172
                                                                               --------
             Total Tax-Exempt Money Market Instruments (cost: $2,472)             2,472
                                                                               --------
             Total Tax-Exempt Securities (cost: $97,305)                         96,745
                                                                               --------

             BLUE CHIP STOCKS (47.9%)

             CONSUMER DISCRETIONARY (4.2%)
             -----------------------------
             ADVERTISING (0.1%)
     4,080   Interpublic Group of Companies, Inc.*                                   41
     2,920   Omnicom Group, Inc.                                                    143
                                                                               --------
                                                                                    184
                                                                               --------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
     3,270   Coach, Inc.*                                                           119
       740   Jones Apparel Group, Inc.                                               12
       870   Liz Claiborne, Inc.                                                     15
       510   Polo Ralph Lauren Corp.                                                 36
       800   VF Corp.                                                                61
                                                                               --------
                                                                                    243
                                                                               --------
             APPAREL RETAIL (0.1%)
       260   Gap, Inc.                                                                5
     2,700   Limited Brands, Inc.                                                    52
     4,000   TJX Companies, Inc.                                                    128
                                                                               --------
                                                                                    185
                                                                               --------
             AUTO PARTS & EQUIPMENT (0.1%)
     3,000   Johnson Controls, Inc.                                                 102
       500   WABCO Holdings, Inc.                                                    26
                                                                               --------
                                                                                    128
                                                                               --------
             AUTOMOBILE MANUFACTURERS (0.1%)
    12,370   Ford Motor Co.*                                                         84
     4,730   General Motors Corp.                                                    81
                                                                               --------
                                                                                    165
                                                                               --------
             AUTOMOTIVE RETAIL (0.1%)
     1,200   AutoNation, Inc.*                                                       19
       540   AutoZone, Inc.*                                                         68
                                                                               --------
                                                                                     87
                                                                               --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2008

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES   SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             BROADCASTING & CABLE TV (0.5%)
     3,890   CBS Corp. "B"                                                     $     84
     4,390   Clear Channel Communications, Inc.                                     154
    26,062   Comcast Corp. "A"                                                      586
       960   DIRECTV Group, Inc.*                                                    27
       780   E.W. Scripps Co. "A"                                                    37
                                                                               --------
                                                                                    888
                                                                               --------
             CASINOS & GAMING (0.1%)
     2,910   International Game Technology                                          104
                                                                               --------
             COMPUTER & ELECTRONICS RETAIL (0.1%)
     2,950   Best Buy Co., Inc.                                                     138
     1,470   Circuit City Stores, Inc.                                                7
     1,190   RadioShack Corp.                                                        18
                                                                               --------
                                                                                    163
                                                                               --------
             CONSUMER ELECTRONICS (0.0%)
       520   Harman International Industries, Inc.                                   23
                                                                               --------
             DEPARTMENT STORES (0.2%)
       510   Dillard's, Inc. "A"                                                      8
     1,910   J.C. Penney Co., Inc.                                                   77
     2,740   Kohl's Corp.*                                                          123
     3,060   Macy's, Inc.                                                            72
     1,540   Nordstrom, Inc.                                                         54
                                                                               --------
                                                                                    334
                                                                               --------
             DISTRIBUTORS (0.0%)
     1,390   Genuine Parts Co.                                                       61
                                                                               --------
             EDUCATIONAL SERVICES (0.0%)
     1,210   Apollo Group, Inc. "A"*                                                 58
                                                                               --------
             FOOTWEAR (0.1%)
     3,310   NIKE, Inc. "B"                                                         226
                                                                               --------
             GENERAL MERCHANDISE STORES (0.2%)
       790   Big Lots, Inc.*                                                         25
     1,230   Family Dollar Stores, Inc.                                              26
     6,830   Target Corp.                                                           364
                                                                               --------
                                                                                    415
                                                                               --------

20

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2008

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES   SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             HOME FURNISHINGS (0.0%)
     1,460   Leggett & Platt, Inc.                                             $     28
                                                                               --------
             HOME IMPROVEMENT RETAIL (0.3%)
    13,240   Home Depot, Inc.                                                       362
     6,430   Lowe's Companies, Inc.                                                 155
     1,000   Sherwin-Williams Co.                                                    56
                                                                               --------
                                                                                    573
                                                                               --------
             HOMEBUILDING (0.0%)
     2,410   D.R. Horton, Inc.                                                       31
     1,210   Lennar Corp. "A"                                                        20
     1,840   Pulte Homes, Inc.                                                       23
                                                                               --------
                                                                                     74
                                                                               --------
             HOMEFURNISHING RETAIL (0.1%)
     2,310   Bed Bath & Beyond, Inc.*                                                74
                                                                               --------
             HOTELS, RESORTS, & CRUISE LINES (0.1%)
     2,770   Marriott International, Inc. "A"                                        91
     1,730   Starwood Hotels and Resorts Worldwide, Inc.                             84
     1,530   Wyndham Worldwide Corp.                                                 33
                                                                               --------
                                                                                    208
                                                                               --------
             HOUSEHOLD APPLIANCES (0.0%)
       505   Snap-On, Inc.                                                           31
       680   Stanley Works                                                           33
                                                                               --------
                                                                                     64
                                                                               --------
             HOUSEWARES & SPECIALTIES (0.0%)
       770   Fortune Brands, Inc.                                                    54
                                                                               --------
             INTERNET RETAIL (0.2%)
     2,680   Amazon.com, Inc.*                                                      219
     1,750   Expedia, Inc.*                                                          42
     1,600   IAC/InterActiveCorp*                                                    36
                                                                               --------
                                                                                    297
                                                                               --------
             LEISURE PRODUCTS (0.1%)
       770   Brunswick Corp.                                                         11
     1,450   Hasbro, Inc.                                                            52
     3,390   Mattel, Inc.                                                            68
                                                                               --------
                                                                                    131
                                                                               --------

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                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2008

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES   SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             MOTORCYCLE MANUFACTURERS (0.1%)
     2,110   Harley-Davidson, Inc.                                             $     88
                                                                               --------
             MOVIES & ENTERTAINMENT (0.9%)
    19,350   News Corp. "A"                                                         347
    29,870   Time Warner, Inc.                                                      474
     5,570   Viacom, Inc. "B"*                                                      200
    15,225   Walt Disney Co.                                                        512
                                                                               --------
                                                                                  1,533
                                                                               --------
             PUBLISHING (0.1%)
     2,030   Gannett Co., Inc.                                                       58
     2,790   McGraw-Hill Companies, Inc.                                            116
     1,250   New York Times Co. "A"                                                  22
                                                                               --------
                                                                                    196
                                                                               --------
             RESTAURANTS (0.4%)
     1,240   Darden Restaurants, Inc.                                                42
     8,500   McDonald's Corp.                                                       504
       776   Tim Hortons, Inc.                                                       26
       760   Wendy's International, Inc.                                             23
     2,600   Yum! Brands, Inc.                                                      103
                                                                               --------
                                                                                    698
                                                                               --------
             SPECIALIZED CONSUMER SERVICES (0.0%)
     2,830   H&R Block, Inc.                                                         66
                                                                               --------
             SPECIALTY STORES (0.1%)
     2,400   Office Depot, Inc.*                                                     31
       570   OfficeMax, Inc.                                                         12
       810   Staples, Inc.                                                           19
     1,170   Tiffany & Co.                                                           57
                                                                               --------
                                                                                    119
                                                                               --------
             TIRES & RUBBER (0.0%)
     1,610   Goodyear Tire & Rubber Co.*                                             41
                                                                               --------
             Total Consumer Discretionary                                         7,508
                                                                               --------
             CONSUMER STAPLES (4.6%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.1%)
     5,620   Archer-Daniels-Midland Co.                                             223
                                                                               --------

22

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                   (continued)

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MAY 31, 2008

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES   SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             BREWERS (0.2%)
     6,310   Anheuser-Busch Companies, Inc.                                    $    363
       920   Molson Coors Brewing Co. "B"                                            53
                                                                               --------
                                                                                    416
                                                                               --------
             DISTILLERS & VINTNERS (0.0%)
       680   Brown-Forman Corp. "B"                                                  51
                                                                               --------
             DRUG RETAIL (0.3%)
    13,632   CVS Caremark Corp.                                                     583
       940   Walgreen Co.                                                            34
                                                                               --------
                                                                                    617
                                                                               --------
             FOOD DISTRIBUTORS (0.1%)
     5,240   Sysco Corp.                                                            162
                                                                               --------
             FOOD RETAIL (0.2%)
     6,290   Kroger Co.                                                             174
     3,790   Safeway, Inc.                                                          121
     1,860   SUPERVALU, Inc.                                                         65
                                                                               --------
                                                                                    360
                                                                               --------
             HOUSEHOLD PRODUCTS (1.1%)
     1,300   Clorox Co.                                                              74
     4,420   Colgate-Palmolive Co.                                                  329
     2,450   Kimberly-Clark Corp.                                                   157
    20,050   Procter & Gamble Co.                                                 1,324
                                                                               --------
                                                                                  1,884
                                                                               --------
             HYPERMARKETS & SUPER CENTERS (0.5%)
     1,760   Costco Wholesale Corp.                                                 125
    13,300   Wal-Mart Stores, Inc.                                                  768
                                                                               --------
                                                                                    893
                                                                               --------
             PACKAGED FOODS & MEAT (0.6%)
     1,310   Campbell Soup Co.                                                       44
     3,540   ConAgra Foods, Inc.                                                     83
     1,340   Dean Foods Co.*                                                         29
     2,860   General Mills, Inc.                                                    181
     2,795   H.J. Heinz Co.                                                         140
       910   Hershey Co.                                                             36
     8,850   Kraft Foods, Inc. "A"                                                  287
     1,120   McCormick & Co., Inc.                                                   42

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                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2008

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES   SECURITY                                                             (000)
---------------------------------------------------------------------------------------
     2,380   Tyson Foods, Inc. "A"                                             $     45
     1,880   William Wrigley Jr. Co.                                                145
                                                                               --------
                                                                                  1,032
                                                                               --------
             PERSONAL PRODUCTS (0.1%)
     3,790   Avon Products, Inc.                                                    148
     1,100   Estee Lauder Companies, Inc. "A"                                        52
                                                                               --------
                                                                                    200
                                                                               --------
             SOFT DRINKS (0.8%)
    15,970   Coca-Cola Co.                                                          915
     8,350   PepsiCo, Inc.                                                          570
                                                                               --------
                                                                                  1,485
                                                                               --------
             TOBACCO (0.6%)
    10,780   Altria Group, Inc.                                                     240
    11,890   Philip Morris International, Inc.*                                     626
     1,400   Reynolds American, Inc.                                                 77
     1,690   UST, Inc.                                                               93
                                                                               --------
                                                                                  1,036
                                                                               --------
             Total Consumer Staples                                               8,359
                                                                               --------
             ENERGY (6.9%)
             -------------
             COAL & CONSUMABLE FUELS (0.1%)
       750   CONSOL Energy, Inc.                                                     73
       228   Patriot Coal Corp.*                                                     25
     2,280   Peabody Energy Corp.                                                   168
                                                                               --------
                                                                                    266
                                                                               --------
             INTEGRATED OIL & GAS (4.0%)
    14,560   Chevron Corp.                                                        1,444
     8,620   ConocoPhillips                                                         802
    42,190   Exxon Mobil Corp.                                                    3,745
     2,240   Hess Corp.                                                             275
     6,200   Marathon Oil Corp.                                                     318
     1,360   Murphy Oil Corp.                                                       126
     5,600   Occidental Petroleum Corp.                                             515
                                                                               --------
                                                                                  7,225
                                                                               --------
             OIL & GAS DRILLING (0.3%)
     1,300   ENSCO International, Inc.                                               94
     2,470   Nabors Industries Ltd.*                                                104

24

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                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2008

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES   SECURITY                                                             (000)
---------------------------------------------------------------------------------------
     2,060   Noble Corp.                                                       $    130
       950   Rowan Companies, Inc.                                                   42
     1,553   Transocean, Inc.*                                                      233
                                                                               --------
                                                                                    603
                                                                               --------
             OIL & GAS EQUIPMENT & SERVICES (1.2%)
     2,677   Baker Hughes, Inc.                                                     237
     2,560   BJ Services Co.                                                         77
     8,580   Halliburton Co.                                                        417
       600   National Oilwell Varco, Inc.*                                           50
    10,150   Schlumberger Ltd.                                                    1,026
     5,820   Weatherford International Ltd.*                                        266
                                                                               --------
                                                                                  2,073
                                                                               --------
             OIL & GAS EXPLORATION & PRODUCTION (1.0%)
     4,090   Anadarko Petroleum Corp.                                               307
     1,910   Apache Corp.                                                           256
     3,350   Chesapeake Energy Corp.                                                183
     3,310   Devon Energy Corp.                                                     384
     2,140   EOG Resources, Inc.                                                    275
     1,080   Range Resources Corp.                                                   71
     3,962   XTO Energy, Inc.                                                       252
                                                                               --------
                                                                                  1,728
                                                                               --------
             OIL & GAS REFINING & MARKETING (0.1%)
     1,010   Sunoco, Inc.                                                            45
     1,190   Tesoro Corp.                                                            30
     2,430   Valero Energy Corp.                                                    123
                                                                               --------
                                                                                    198
                                                                               --------
             OIL & GAS STORAGE & TRANSPORTATION (0.2%)
     5,625   El Paso Corp.                                                          110
     5,240   Spectra Energy Corp.                                                   142
     3,390   Williams Companies, Inc.                                               129
                                                                               --------
                                                                                    381
                                                                               --------
             Total Energy                                                        12,474
                                                                               --------
             FINANCIALS (7.2%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
     1,690   American Capital Strategies Ltd.                                        54
     1,965   Ameriprise Financial, Inc.                                              93

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                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2008

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES   SECURITY                                                             (000)
---------------------------------------------------------------------------------------
     9,735   Bank of New York Mellon Corp.                                     $    433
       780   Federated Investors, Inc. "B"                                           29
       800   Franklin Resources, Inc.                                                81
     1,760   Janus Capital Group, Inc.                                               51
     1,420   Northern Trust Corp.(f)                                                108
       200   T. Rowe Price Group, Inc.                                               12
                                                                               --------
                                                                                    861
                                                                               --------
             CONSUMER FINANCE (0.3%)
     3,460   American Express Co.                                                   161
     3,400   Capital One Financial Corp.                                            164
     4,160   Discover Financial Services                                             71
     4,030   SLM Corp.*                                                              91
                                                                               --------
                                                                                    487
                                                                               --------
             DIVERSIFIED BANKS (0.6%)
     1,320   Comerica, Inc.                                                          49
    10,760   U.S. Bancorp                                                           357
    12,105   Wachovia Corp.                                                         288
    14,970   Wells Fargo & Co.                                                      413
                                                                               --------
                                                                                  1,107
                                                                               --------
             INSURANCE BROKERS (0.1%)
     2,650   Aon Corp.                                                              125
     4,500   Marsh & McLennan Companies, Inc.                                       123
                                                                               --------
                                                                                    248
                                                                               --------
             INVESTMENT BANKING & BROKERAGE (1.0%)
     1,170   Bear Stearns Companies, Inc.                                            11
     8,840   Charles Schwab Corp.                                                   196
     4,000   E*TRADE Financial Corp.*                                                16
     3,630   Goldman Sachs Group, Inc.                                              640
     3,410   Lehman Brothers Holdings, Inc.                                         126
     8,400   Merrill Lynch & Co., Inc.                                              369
     8,680   Morgan Stanley                                                         384
                                                                               --------
                                                                                  1,742
                                                                               --------
             LIFE & HEALTH INSURANCE (0.7%)
     2,480   AFLAC, Inc.                                                            166
       449   Lincoln National Corp.                                                  25
     4,560   MetLife, Inc.                                                          274
       700   Principal Financial Group, Inc.                                         38
     8,335   Prudential Financial, Inc.                                             623

26

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                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2008

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES   SECURITY                                                             (000)
---------------------------------------------------------------------------------------
       845   Torchmark Corp.                                                   $     53
     2,950   Unum Group                                                              71
                                                                               --------
                                                                                  1,250
                                                                               --------
             MULTI-LINE INSURANCE (0.4%)
    12,800   American International Group, Inc.                                     460
       850   Assurant, Inc.                                                          58
     3,750   Genworth Financial, Inc. "A"                                            83
     3,870   Loews Corp.                                                            192
                                                                               --------
                                                                                    793
                                                                               --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.7%)
    37,120   Bank of America Corp.                                                1,263
    25,860   Citigroup, Inc.                                                        566
    26,795   JPMorgan Chase & Co.                                                 1,152
                                                                               --------
                                                                                  2,981
                                                                               --------
             PROPERTY & CASUALTY INSURANCE (0.5%)
     2,810   ACE Ltd.                                                               169
     4,690   Allstate Corp.                                                         239
     2,480   Ambac Financial Group, Inc.                                              8
     5,870   Progressive Corp.                                                      118
       790   Safeco Corp.                                                            53
     6,030   Travelers Companies, Inc.                                              300
     1,530   XL Capital Ltd. "A"                                                     53
                                                                               --------
                                                                                    940
                                                                               --------
             REAL ESTATE MANAGEMENT & DEVELOPMENT (0.0%)
     1,730   CB Richard Ellis Group, Inc. "A"*                                       39
                                                                               --------
             REGIONAL BANKS (0.4%)
     4,790   BB&T Corp.                                                             151
     4,620   Fifth Third Bancorp                                                     86
     3,170   Huntington Bancshares, Inc.                                             28
     3,510   KeyCorp                                                                 68
       680   M&T Bank Corp.                                                          59
     2,230   Marshall & Ilsley Corp.                                                 52
     6,570   National City Corp.                                                     38
     2,080   PNC Financial Services Group, Inc.                                     134
     2,450   SunTrust Banks, Inc.                                                   128
       930   Zions Bancorp                                                           40
                                                                               --------
                                                                                    784
                                                                               --------

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                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2008

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES   SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             REITs - DIVERSIFIED (0.1%)
     1,180   Vornado Realty Trust                                              $    115
                                                                               --------
             REITs - INDUSTRIAL (0.1%)
     2,265   ProLogis                                                               140
                                                                               --------
             REITs - OFFICE (0.0%)
       170   Boston Properties, Inc.                                                 17
                                                                               --------
             REITs - RESIDENTIAL (0.1%)
       690   AvalonBay Communities, Inc.                                             70
     2,255   Equity Residential Properties Trust                                     95
                                                                               --------
                                                                                    165
                                                                               --------
             REITs - RETAIL (0.2%)
     1,070   Developers Diversified Realty Corp.                                     42
     2,350   General Growth Properties, Inc.                                         98
     2,210   Kimco Realty Corp.                                                      87
     1,920   Simon Property Group, Inc.                                             191
                                                                               --------
                                                                                    418
                                                                               --------
             REITs - SPECIALIZED (0.1%)
     4,540   Host Hotels & Resorts, Inc.                                             78
       620   Plum Creek Timber Co., Inc.                                             29
     1,055   Public Storage, Inc.                                                    93
                                                                               --------
                                                                                    200
                                                                               --------
             SPECIALIZED FINANCE (0.1%)
     2,440   CIT Group, Inc.                                                         24
     1,770   Moody's Corp.                                                           66
     2,290   NYSE Euronext                                                          146
                                                                               --------
                                                                                    236
                                                                               --------
             THRIFTS & MORTGAGE FINANCE (0.3%)
     5,050   Countrywide Financial Corp.                                             26
     7,860   Fannie Mae                                                             212
     5,690   Freddie Mac                                                            145
     4,210   Hudson City Bancorp, Inc.                                               75
       330   MGIC Investment Corp.                                                    4
                                                                               --------
                                                                                    462
                                                                               --------
             Total Financials                                                    12,985
                                                                               --------

28

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                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2008

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES   SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             HEALTH CARE (5.6%)
             ------------------
             BIOTECHNOLOGY (0.6%)
     4,040   Amgen, Inc.*                                                      $    178
     2,950   Biogen Idec, Inc.*                                                     185
     2,800   Celgene Corp.*                                                         170
     2,260   Genzyme Corp.*                                                         155
     6,740   Gilead Sciences, Inc.*                                                 373
                                                                               --------
                                                                                  1,061
                                                                               --------
             HEALTH CARE DISTRIBUTORS (0.2%)
     1,400   AmerisourceBergen Corp.                                                 58
     3,090   Cardinal Health, Inc.                                                  175
     1,690   McKesson Corp.                                                          97
                                                                               --------
                                                                                    330
                                                                               --------
             HEALTH CARE EQUIPMENT (0.9%)
     5,600   Baxter International, Inc.                                             342
     2,060   Becton, Dickinson and Co.                                              174
    11,670   Boston Scientific Corp.*                                               155
       600   C.R. Bard, Inc.                                                         55
     3,400   Covidien Ltd.                                                          170
     1,340   Hospira, Inc.*                                                          56
     3,720   Medtronic, Inc.                                                        188
     1,760   St. Jude Medical, Inc.*                                                 72
     2,570   Stryker Corp.                                                          166
     1,110   Varian Medical Systems, Inc.*                                           53
     2,070   Zimmer Holdings, Inc.*                                                 151
                                                                               --------
                                                                                  1,582
                                                                               --------
             HEALTH CARE FACILITIES (0.0%)
     4,170   Tenet Healthcare Corp.*                                                 25
                                                                               --------
             HEALTH CARE SERVICES (0.2%)
     2,360   Express Scripts, Inc.*                                                 170
     1,085   Laboratory Corp. of America Holdings*                                   80
     4,480   Medco Health Solutions, Inc.*                                          217
                                                                               --------
                                                                                    467
                                                                               --------
             HEALTH CARE TECHNOLOGY (0.0%)
     1,680   IMS Health, Inc.                                                        41
                                                                               --------

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                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2008

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES   SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             LIFE SCIENCES TOOLS & SERVICES (0.2%)
     1,580   Applera Corp. - Applied Biosystems Group                          $     55
       470   Millipore Corp.*                                                        34
     1,130   PerkinElmer, Inc.                                                       32
     3,620   Thermo Fisher Scientific, Inc.*                                        214
       900   Waters Corp.*                                                           55
                                                                               --------
                                                                                    390
                                                                               --------
             MANAGED HEALTH CARE (0.6%)
     4,700   Aetna, Inc.                                                            222
     3,150   CIGNA Corp.                                                            128
     1,140   Coventry Health Care, Inc.*                                             52
    10,820   UnitedHealth Group, Inc.                                               370
     4,520   WellPoint, Inc.*                                                       252
                                                                               --------
                                                                                  1,024
                                                                               --------
             PHARMACEUTICALS (2.9%)
    12,210   Abbott Laboratories                                                    688
    13,700   Bristol-Myers Squibb Co.                                               312
     5,870   Eli Lilly and Co.                                                      283
    18,350   Johnson & Johnson                                                    1,225
     2,130   King Pharmaceuticals, Inc.*                                             22
    18,730   Merck & Co., Inc.                                                      730
     2,670   Mylan Laboratories, Inc.                                                36
    58,500   Pfizer, Inc.                                                         1,132
    14,020   Schering-Plough Corp.                                                  286
       930   Watson Pharmaceuticals, Inc.*                                           26
    10,680   Wyeth                                                                  475
                                                                               --------
                                                                                  5,215
                                                                               --------
             Total Health Care                                                   10,135
                                                                               --------
             INDUSTRIALS (5.5%)
             ------------------
             AEROSPACE & DEFENSE (1.6%)
     6,060   Boeing Co.                                                             501
     3,490   General Dynamics Corp.                                                 322
     1,090   Goodrich Corp.                                                          71
     5,200   Honeywell International, Inc.                                          310
     1,070   L-3 Communications Holdings, Inc.                                      115
     3,060   Lockheed Martin Corp.                                                  335
     3,020   Northrop Grumman Corp.                                                 228
     3,845   Raytheon Co.                                                           245

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                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2008

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES   SECURITY                                                             (000)
---------------------------------------------------------------------------------------
     1,400   Rockwell Collins, Inc.                                            $     86
     8,570   United Technologies Corp.                                              609
                                                                               --------
                                                                                  2,822
                                                                               --------
             AIR FREIGHT & LOGISTICS (0.3%)
     1,500   C.H. Robinson Worldwide, Inc.                                           97
     1,790   Expeditors International of Washington, Inc.                            84
       540   FedEx Corp.                                                             50
     5,580   United Parcel Service, Inc. "B"                                        396
                                                                               --------
                                                                                    627
                                                                               --------
             AIRLINES (0.0%)
     6,380   Southwest Airlines Co.                                                  83
                                                                               --------
             BUILDING PRODUCTS (0.0%)
     1,500   Trane, Inc.                                                             70
                                                                               --------
             CONSTRUCTION & ENGINEERING (0.1%)
       675   Fluor Corp.                                                            126
                                                                               --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
     4,175   Caterpillar, Inc.                                                      345
     1,780   Cummins, Inc.                                                          125
     3,940   Deere & Co.                                                            321
       540   Navistar International Corp.*                                           41
     2,992   PACCAR, Inc.                                                           160
       420   Terex Corp.*                                                            30
                                                                               --------
                                                                                  1,022
                                                                               --------
             DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.0%)
     1,180   Cintas Corp.                                                            35
     1,130   Equifax, Inc.                                                           43
                                                                               --------
                                                                                     78
                                                                               --------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
     1,570   Cooper Industries Ltd. "A"                                              73
     6,870   Emerson Electric Co.                                                   400
                                                                               --------
                                                                                    473
                                                                               --------
             ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
     2,970   Allied Waste Industries, Inc.*                                          40
     4,175   Waste Management, Inc.                                                 158
                                                                               --------
                                                                                    198
                                                                               --------

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                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2008

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES   SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             HUMAN RESOURCES & EMPLOYMENT SERVICES (0.0%)
     1,080   Monster Worldwide, Inc.*                                          $     26
     1,370   Robert Half International, Inc.                                         34
                                                                               --------
                                                                                     60
                                                                               --------
             INDUSTRIAL CONGLOMERATES (1.4%)
     5,910   3M Co.                                                                 458
    63,220   General Electric Co.                                                 1,942
       250   Textron, Inc.                                                           16
     1,440   Tyco International Ltd.                                                 65
                                                                               --------
                                                                                  2,481
                                                                               --------
             INDUSTRIAL MACHINERY (0.4%)
     2,045   Danaher Corp.                                                          160
     1,760   Dover Corp.                                                             95
     1,260   Eaton Corp.                                                            122
       690   Illinois Tool Works, Inc.                                               37
     2,370   Ingersoll-Rand Co. Ltd. "A"                                            104
     1,100   Pall Corp.                                                              45
     1,560   Parker-Hannifin Corp.                                                  132
                                                                               --------
                                                                                    695
                                                                               --------
             OFFICE SERVICES & SUPPLIES (0.1%)
       930   Avery Dennison Corp.                                                    48
     1,760   Pitney Bowes, Inc.                                                      64
                                                                               --------
                                                                                    112
                                                                               --------
             RAILROADS (0.6%)
     1,610   Burlington Northern Santa Fe Corp.                                     182
     3,760   CSX Corp.                                                              260
     3,540   Norfolk Southern Corp.                                                 238
     3,850   Union Pacific Corp.                                                    317
                                                                               --------
                                                                                    997
                                                                               --------
             TRADING COMPANIES & DISTRIBUTORS (0.0%)
       670   W.W. Grainger, Inc.                                                     61
                                                                               --------
             TRUCKING (0.0%)
       535   Ryder System, Inc.                                                      39
                                                                               --------
             Total Industrials                                                    9,944
                                                                               --------

32

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2008

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES   SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY (8.3%)
             -----------------------------
             APPLICATION SOFTWARE (0.3%)
     5,080   Adobe Systems, Inc.*                                              $    224
     1,700   Autodesk, Inc.*                                                         70
     1,240   Citrix Systems, Inc.*                                                   42
     3,210   Compuware Corp.*                                                        33
     2,730   Intuit, Inc.*                                                           79
     1,030   Parametric Technology Corp.*                                            19
                                                                               --------
                                                                                    467
                                                                               --------
             COMMUNICATIONS EQUIPMENT (1.3%)
     1,060   ADC Telecommunications, Inc.*                                           17
       740   Ciena Corp.*                                                            23
    43,455   Cisco Systems, Inc.*                                                 1,161
    13,520   Corning, Inc.                                                          370
     4,900   Juniper Networks, Inc.*                                                135
     1,802   Nortel Networks Corp.*                                                  15
    11,610   QUALCOMM, Inc.                                                         563
     3,580   Tellabs, Inc.*                                                          19
                                                                               --------
                                                                                  2,303
                                                                               --------
             COMPUTER HARDWARE (2.1%)
     6,950   Apple, Inc.*                                                         1,312
     3,170   Dell, Inc.*                                                             73
    22,180   Hewlett-Packard Co.                                                  1,044
     9,390   International Business Machines Corp.                                1,215
     1,545   NCR Corp.*                                                              41
     7,750   Sun Microsystems, Inc.*                                                100
     1,545   Teradata Corp.*                                                         42
                                                                               --------
                                                                                  3,827
                                                                               --------
             COMPUTER STORAGE & PERIPHERALS (0.3%)
    19,890   EMC Corp.*                                                             347
       830   Lexmark International, Inc. "A"*                                        31
     2,970   NetApp, Inc.*                                                           72
     1,180   QLogic Corp.*                                                           19
     1,980   SanDisk Corp.*                                                          56
                                                                               --------
                                                                                    525
                                                                               --------
             DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
       880   Affiliated Computer Services, Inc. "A"*                                 48
     1,420   Computer Sciences Corp.*                                                70
     1,120   Convergys Corp.*                                                        18

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2008

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES   SECURITY                                                             (000)
---------------------------------------------------------------------------------------
     4,410   Electronic Data Systems Corp.                                     $    108
     1,490   Fidelity National Information Services, Inc.                            60
     1,450   Fiserv, Inc.*                                                           76
     2,840   Paychex, Inc.                                                           98
     1,430   Total System Services, Inc.                                             35
     5,495   Western Union Co.                                                      130
                                                                               --------
                                                                                    643
                                                                               --------
             ELECTRONIC EQUIPMENT MANUFACTURERS (0.1%)
     3,540   Agilent Technologies, Inc.*                                            132
                                                                               --------
             ELECTRONIC MANUFACTURING SERVICES (0.1%)
     1,810   Jabil Circuit, Inc.                                                     23
     1,230   Molex, Inc.                                                             34
     4,020   Tyco Electronics Ltd.                                                  162
                                                                               --------
                                                                                    219
                                                                               --------
             HOME ENTERTAINMENT SOFTWARE (0.1%)
     2,670   Electronic Arts, Inc.*                                                 134
                                                                               --------
             INTERNET SOFTWARE & SERVICES (0.9%)
     1,480   Akamai Technologies, Inc.*                                              58
     9,940   eBay, Inc.*                                                            298
     1,500   Google, Inc. "A"*                                                      879
     2,110   VeriSign, Inc.*                                                         84
    10,460   Yahoo!, Inc.*                                                          280
                                                                               --------
                                                                                  1,599
                                                                               --------
             IT CONSULTING & OTHER SERVICES (0.0%)
     3,020   Unisys Corp.*                                                           15
                                                                               --------
             OFFICE ELECTRONICS (0.0%)
     2,530   Xerox Corp.                                                             34
                                                                               --------
             SEMICONDUCTOR EQUIPMENT (0.2%)
    13,010   Applied Materials, Inc.                                                258
     1,720   KLA-Tencor Corp.                                                        79
     1,130   Novellus Systems, Inc.*                                                 27
     1,500   Teradyne, Inc.*                                                         20
       463   Verigy Ltd.*                                                            12
                                                                               --------
                                                                                    396
                                                                               --------

34

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2008

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES   SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             SEMICONDUCTORS (1.2%)
     2,710   Altera Corp.                                                      $     63
     2,590   Analog Devices, Inc.                                                    91
     4,120   Broadcom Corp. "A"*                                                    118
    42,450   Intel Corp.                                                            984
     1,950   Linear Technology Corp.                                                 72
     6,130   LSI Corp.*                                                              45
     1,870   Microchip Technology, Inc.                                              69
     6,610   Micron Technology, Inc.*                                                53
     2,050   National Semiconductor Corp.                                            43
     4,425   NVIDIA Corp.*                                                          109
    11,470   Texas Instruments, Inc.                                                373
     2,920   Xilinx, Inc.                                                            79
                                                                               --------
                                                                                  2,099
                                                                               --------
             SYSTEMS SOFTWARE (1.4%)
     1,755   BMC Software, Inc.*                                                     70
     3,800   CA, Inc.                                                               101
    49,325   Microsoft Corp.                                                      1,397
    33,007   Oracle Corp.*                                                          754
     7,070   Symantec Corp.*                                                        154
                                                                               --------
                                                                                  2,476
                                                                               --------
             Total Information Technology                                        14,869
                                                                               --------

             MATERIALS (1.9%)
             ----------------
             ALUMINUM (0.2%)
     7,250   Alcoa, Inc.                                                            294
                                                                               --------
             CONSTRUCTION MATERIALS (0.0%)
       810   Vulcan Materials Co.                                                    62
                                                                               --------
             DIVERSIFIED CHEMICALS (0.4%)
       490   Ashland, Inc.                                                           26
     8,260   Dow Chemical Co.                                                       334
     5,700   E.I. du Pont de Nemours & Co.                                          273
       700   Eastman Chemical Co.                                                    54
     1,110   Hercules, Inc.                                                          23
     1,400   PPG Industries, Inc.                                                    88
                                                                               --------
                                                                                    798
                                                                               --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2008

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES   SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             DIVERSIFIED METALS & MINING (0.1%)
     1,671   Freeport-McMoRan Copper & Gold, Inc.                              $    194
       820   Titanium Metals Corp.                                                   14
                                                                               --------
                                                                                    208
                                                                               --------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
     3,100   Monsanto Co.                                                           395
                                                                               --------
             FOREST PRODUCTS (0.1%)
     1,735   Weyerhaeuser Co.                                                       108
                                                                               --------
             GOLD (0.1%)
     3,920   Newmont Mining Corp.                                                   186
                                                                               --------
             INDUSTRIAL GASES (0.3%)
     1,865   Air Products & Chemicals, Inc.                                         190
     2,760   Praxair, Inc.                                                          263
                                                                               --------
                                                                                    453
                                                                               --------
             METAL & GLASS CONTAINERS (0.1%)
       900   Ball Corp.                                                              49
     1,360   Pactiv Corp.*                                                           33
                                                                               --------
                                                                                     82
                                                                               --------
             PAPER PACKAGING (0.0%)
       880   Bemis Co., Inc.                                                         24
     1,400   Sealed Air Corp.                                                        34
                                                                               --------
                                                                                     58
                                                                               --------
             PAPER PRODUCTS (0.1%)
     3,710   International Paper Co.                                                101
     1,590   MeadWestvaco Corp.                                                      41
                                                                               --------
                                                                                    142
                                                                               --------
             SPECIALTY CHEMICALS (0.1%)
     1,530   Ecolab, Inc.                                                            69
       890   International Flavors & Fragrances, Inc.                                37
     1,140   Sigma-Aldrich Corp.                                                     67
                                                                               --------
                                                                                    173
                                                                               --------

36

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2008

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES   SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             STEEL (0.2%)
       750   Allegheny Technologies, Inc.                                      $     56
     2,580   Nucor Corp.                                                            193
     1,000   United States Steel Corp.                                              173
                                                                               --------
                                                                                    422
                                                                               --------
             Total Materials                                                      3,381
                                                                               --------

             TELECOMMUNICATION SERVICES (1.9%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.7%)
    51,100   AT&T, Inc.                                                           2,039
     1,150   CenturyTel, Inc.                                                        41
     2,450   Citizens Communications Co.                                             29
       450   Embarq Corp.                                                            21
       472   Fairpoint Communications, Inc.                                           4
    12,840   Qwest Communications International, Inc.                                62
    20,995   Verizon Communications, Inc.                                           808
     4,156   Windstream Corp.                                                        55
                                                                               --------
                                                                                  3,059
                                                                               --------
             WIRELESS TELECOMMUNICATION SERVICES (0.2%)
     3,430   American Tower Corp. "A"*                                              157
    24,650   Sprint Nextel Corp.                                                    231
                                                                               --------
                                                                                    388
                                                                               --------
             Total Telecommunication Services                                     3,447
                                                                               --------

             UTILITIES (1.8%)
             ----------------
             ELECTRIC UTILITIES (1.1%)
       900   Allegheny Energy, Inc.                                                  49
     3,420   American Electric Power Co., Inc.                                      145
    10,944   Duke Energy Corp.                                                      202
     1,200   Entergy Corp.                                                          145
     4,965   Exelon Corp.                                                           437
     2,895   FirstEnergy Corp.                                                      228
     3,490   FPL Group, Inc.                                                        236
       500   Pepco Holdings, Inc.                                                    13
     3,040   PPL Corp.                                                              156
     2,170   Progress Energy, Inc.                                                   93
     6,540   Southern Co.                                                           237
                                                                               --------
                                                                                  1,941
                                                                               --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2008

                                                                                 MARKET
    NUMBER                                                                        VALUE
 OF SHARES   SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             GAS UTILITIES (0.1%)
       390   Nicor, Inc.                                                       $     16
     1,480   Questar Corp.                                                           95
                                                                               --------
                                                                                    111
                                                                               --------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
     1,560   Constellation Energy Group, Inc.                                       134
     4,320   Dynegy, Inc. "A"*                                                       41
                                                                               --------
                                                                                    175
                                                                               --------
             MULTI-UTILITIES (0.5%)
     1,810   Ameren Corp.                                                            82
     2,760   CenterPoint Energy, Inc.                                                47
     1,960   CMS Energy Corp.                                                        30
     2,400   Consolidated Edison, Inc.                                               99
     5,610   Dominion Resources, Inc.                                               260
     1,370   DTE Energy Co.                                                          61
       631   Integrys Energy Group, Inc.                                             32
     2,410   NiSource, Inc.                                                          44
     3,130   PG&E Corp.                                                             124
     1,400   Sempra Energy                                                           81
     3,770   Xcel Energy, Inc.                                                       80
                                                                               --------
                                                                                    940
                                                                               --------
             Total Utilities                                                      3,167
                                                                               --------
             Total Blue Chip Stocks (cost: $66,125)                              86,269
                                                                               --------

             TOTAL INVESTMENTS (COST: $163,430)                                $183,014
                                                                               ========

38

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2008

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
         EDA    Economic Development Authority
         IDA    Industrial Development Authority/Agency
         ISD    Independent School District
         MTA    Metropolitan Transportation Authority
         PRE    Prerefunded to a date prior to maturity
         REIT   Real estate investment trust
         USD    Unified School District

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

         (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., N.A., Assured Guaranty Corp., Federal Housing

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2008

                Administration, Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., or MBIA Insurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

         (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from JPMorgan Chase Bank, N.A.

         (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from Texas Permanent School Fund.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (c) At May 31, 2008, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

         (d) At May 31, 2008, the aggregate market value of securities purchased on a when-issued basis was $4,084,000.

         (e) Rate represents the money market fund annualized seven-day yield at May 31, 2008.

         (f) Northern Trust Corp. is the parent of Northern Trust Investments, N.A. (NTI), which is the subadviser of the Fund.

         *   Non-income-producing security.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

40

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2008

ASSETS
   Investments in securities, at market value (cost of $163,430)                $183,014
   Cash                                                                               16
   Receivables:
      Capital shares sold                                                             72
      Dividends and interest                                                       1,384
                                                                                --------
         Total assets                                                            184,486
                                                                                --------
LIABILITIES
   Payables:
      Securities purchased                                                         4,097
      Capital shares redeemed                                                         43
   Accrued management fees                                                            71
   Accrued transfer agent's fees                                                       1
   Other accrued expenses and payables                                                74
                                                                                --------
         Total liabilities                                                         4,286
                                                                                --------
            Net assets applicable to capital shares outstanding                 $180,200
                                                                                ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                              $164,244
   Accumulated undistributed net investment income                                   966
   Accumulated net realized loss on investments                                   (4,594)
   Net unrealized appreciation of investments                                     19,584
                                                                                --------
            Net assets applicable to capital shares outstanding                 $180,200
                                                                                ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                    13,056
                                                                                ========
   Net asset value, redemption price, and offering price per share              $  13.80
                                                                                ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA GROWTH AND TAX STRATEGY FUND
YEAR ENDED MAY 31, 2008

INVESTMENT INCOME
   Dividends                                                           $  1,816
   Interest                                                               5,181
                                                                       --------
      Total income                                                        6,997
                                                                       --------
EXPENSES
   Management fees                                                          954
   Administration and servicing fees                                        285
   Transfer agent's fees                                                    199
   Custody and accounting fees                                              106
   Postage                                                                   10
   Shareholder reporting fees                                                20
   Trustees' fees                                                            10
   Registration fees                                                         30
   Professional fees                                                         61
   Other                                                                     10
                                                                       --------
      Total expenses                                                      1,685
   Expenses paid indirectly                                                  (4)
                                                                       --------
      Net expenses                                                        1,681
                                                                       --------
NET INVESTMENT INCOME                                                     5,316
                                                                       --------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss on investments                                      (3,660)
   Change in net unrealized appreciation/depreciation of investments     (9,184)
                                                                       --------
      Net realized and unrealized loss                                  (12,844)
                                                                       --------
   Decrease in net assets resulting from operations                    $ (7,528)
                                                                       ========
   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

42

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA GROWTH AND TAX STRATEGY FUND
YEARS ENDED MAY 31,

                                                                  2008                2007
                                                              ----------------------------
FROM OPERATIONS
   Net investment income                                      $  5,316            $  5,200
   Net realized loss on investments                             (3,660)               (910)
   Change in net unrealized appreciation/depreciation
      of investments                                            (9,184)             18,994
                                                              ----------------------------
      Increase (decrease) in net assets resulting from
         operations                                             (7,528)             23,284
                                                              ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                        (5,279)             (5,244)
   Net realized gains                                                -             (13,122)
                                                              ----------------------------
      Distributions to shareholders                             (5,279)            (18,366)
                                                              ----------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                    12,235              11,847
   Reinvested dividends                                          4,881              17,100
   Cost of shares redeemed                                     (25,887)            (23,842)
                                                              ----------------------------
      Increase (decrease) in net assets from capital
         share transactions                                     (8,771)              5,105
                                                              ----------------------------
   Net increase (decrease) in net assets                       (21,578)             10,023

NET ASSETS
   Beginning of year                                           201,778             191,755
                                                              ----------------------------
   End of year                                                $180,200            $201,778
                                                              ============================
Accumulated undistributed net investment income:
   End of year                                                $    966            $    929
                                                              ============================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                     864                 818
   Shares issued for dividends reinvested                          346               1,195
   Shares redeemed                                              (1,838)             (1,645)
                                                              ----------------------------
      Increase (decrease) in shares outstanding                   (628)                368
                                                              ============================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2008

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this annual report pertains only to the USAA Growth and Tax Strategy Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek a conservative balance between income, the majority of which is exempt from federal income tax, and the potential for long-term growth of capital to preserve purchasing power.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              2. Investments in open-end investment companies, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

              3. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

44

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           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2008

              4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                  Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities,

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           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2008

                  and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

           D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of May 31, 2008, net outstanding delayed-delivery commitments, including interest purchased, for the Fund were $4,097,000, all of which were when-issued securities.

46

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           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2008

           E. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the year ended May 31, 2008, custodian and other bank credits reduced the Fund's expenses by $4,000. For the year ended May 31, 2008, the Fund did not incur any brokerage commission recapture credits.

           F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

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           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2008

         Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the year ended May 31, 2008, the Fund paid CAPCO facility fees of less than $500, which represents 0.5% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended May 31, 2008.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         The tax character of distributions paid during the years ended May 31, 2008, and 2007, was as follows:

                                                  2008                 2007
                                              -------------------------------
Ordinary income*                              $1,374,000           $5,734,000
Tax-exempt income                              3,905,000            3,805,000
Long-term realized capital gains                       -            8,827,000

         *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

48

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2008

         As of May 31, 2008, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income                                    $   807,000
Undistributed ordinary income                                          159,000
Accumulated capital and other losses                                (4,591,000)
Unrealized appreciation                                             19,581,000

         The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales.

         Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended May 31, 2008, the Fund utilized capital loss carryovers of $86,000 to offset capital gains. At May 31, 2008, the Fund had a current post-October capital loss of $3,758,000 and capital loss carryovers of $833,000, for federal income tax purposes. The post-October loss will be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire in 2015. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended May 31, 2008, were $72,375,000 and $77,419,000, respectively.

         As of May 31, 2008, the cost of securities, including short-term securities, for federal income tax purposes, was $163,433,000.

         Gross unrealized appreciation and depreciation of investments as of May 31, 2008, for federal income tax purposes, were $23,674,000 and

 N O T E S
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           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2008

         $4,093,000, respectively, resulting in net unrealized appreciation of $19,581,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is also authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

              The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of certain Lipper indexes. The portion of the performance adjustment that includes periods beginning August 1, 2006, is based on a Composite Index comprised of 51% of the Lipper General Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds within this category, and 49% of the Lipper Large-Cap Core

50

 N O T E S
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           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2008

              Funds Index, which tracks the total return performance of the 30 largest funds within this category. The portion of the performance adjustment that includes periods before August 1, 2006, is based on the Lipper Balanced Funds Index, which tracks the total return performance of the 30 largest funds within this category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the relevant Lipper indexes over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                    ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                      AS A % OF THE FUND'S AVERAGE NET ASSETS
---------------------------------------------------------------------------------
+/- 0.20% to 0.50%                        +/- 0.04%
+/- 0.51% to 1.00%                        +/- 0.05%
+/- 1.01% and greater                     +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the applicable Lipper index

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           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2008

              over that period, even if the Fund had overall negative returns during the performance period.

              For the year ended May 31, 2008, the Fund incurred total management fees, paid or payable to the Manager, of $954,000, which included a performance adjustment of $4,000 that increased the base management fee of 0.50% by less than 0.01%.

           B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Northern Trust Investments, N.A. (NTI), under which NTI directs the investment and reinvestment of the portion of the Fund's assets invested in blue chip stocks (as allocated from time to time by the Manager). The Manager (not the Fund) pays NTI a subadvisory fee equal to the greater of a minimum annual fee of $100,000 or a fee at an annual amount of 0.25% on the first $40 million of assets and 0.10% on assets over $40 million of the portion of the Fund's average net assets that NTI manages. For the year ended May 31, 2008, the Manager incurred subadvisory fees, paid or payable to NTI, of $152,000.

           C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended May 31, 2008, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $285,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended May 31, 2008, the Fund reimbursed the Manager $4,000

52

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2008

              for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended May 31, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS, of $199,000.

           E. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2008

              being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The Fund adopted FIN 48 effective June 1, 2007, and has applied it to all open tax years as of the effective date. The Manager has determined that the adoption of FIN 48 has not resulted in a material impact to the Fund's net assets, results of operations, or financial statement disclosures.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 157,
              "FAIR VALUE MEASUREMENTS" (SFAS 157) - In September 2006,
              FASB issued SFAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of May 31, 2008, the Manager does not believe the adoption of SFAS 157 will impact the amounts reported in the Fund's financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

           C. SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (SFAS 159) - In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after

54

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2008

              November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

           D. SFAS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) - In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager is in the process of evaluating the impact of SFAS 161 on the Fund's financial statement disclosures.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2008

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                       YEAR ENDED MAY 31,
                                              -------------------------------------------------------------------
                                                  2008             2007          2006          2005          2004
                                              -------------------------------------------------------------------
Net asset value at beginning of period        $  14.75         $  14.40      $  14.65      $  14.61      $  13.99
                                              -------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                           .40              .38           .36           .34           .35
   Net realized and unrealized gain (loss)        (.96)            1.37           .71          1.15           .62
                                              -------------------------------------------------------------------
Total from investment operations                  (.56)            1.75          1.07          1.49           .97
                                              -------------------------------------------------------------------
Less distributions from:
   Net investment income                          (.39)            (.39)         (.34)         (.35)         (.34)
   Realized capital gains                            -            (1.01)         (.98)        (1.10)         (.01)
                                              -------------------------------------------------------------------
Total distributions                               (.39)           (1.40)        (1.32)        (1.45)         (.35)
                                              -------------------------------------------------------------------
Net asset value at end of period              $  13.80         $  14.75      $  14.40      $  14.65      $  14.61
                                              ===================================================================
Total return (%)*                                (3.81)           12.67(a)       7.38         10.40          6.96
Net assets at end of period (000)             $180,200         $201,778      $191,755      $188,469      $186,759
Ratios to average net assets:**
   Expenses (%)(b)                                 .89              .91(a)        .83           .81           .80
   Net investment income (%)                      2.80             2.66          2.44          2.37          2.41
Portfolio turnover (%)                              38               37           111           120            43

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
**  For the year ended May 31, 2008, average net assets were $189,964,000.
(a) For the year ended May 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                                  (.00%)(+)        (.00%)(+)     (.01%)        (.03%)        (.01%)
    (+) Represents less than 0.01% of average net assets.

56

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2008

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of December 1, 2007, through May 31, 2008.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2008

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                  EXPENSES PAID
                                      BEGINNING               ENDING              DURING PERIOD*
                                    ACCOUNT VALUE          ACCOUNT VALUE         DECEMBER 1, 2007 -
                                   DECEMBER 1, 2007         MAY 31, 2008            MAY 31, 2008
                                   ---------------------------------------------------------------
Actual                                 $1,000.00             $  972.50                 $4.24

Hypothetical
   (5% return before expenses)          1,000.00              1,020.70                  4.34

         *Expenses are equal to the Fund's annualized expense ratio of 0.86%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of (2.75)% for the six-month period of December 1, 2007, through May 31, 2008.

58

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2008

         At a meeting of the Board of Trustees (the Board) held on April 9, 2008, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager with respect to the Fund and the Subadvisory Agreement with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and Subadvisory Agreement and the Manager and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's and Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Subadvisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager and by the Subadviser. At the meeting at which the renewal

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2008

         of the Investment Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement and Subadvisory Agreement included certain information previously received at such meetings.

INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

         After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

60

 A D V I S O R Y
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                 AGREEMENTS
                 (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2008

         The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement.
         The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Trustees, guided also by information obtained from their experiences as directors/trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2008

         upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance fee adjustment - was below the median of its expense group and above the median of its expense universe. The data indicated that the Fund's total expenses were below the median of both its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee. The Trustees also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Manager.

         In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance was below the average of its performance universe and its Lipper index for the one-, three- and five-year periods ended December 31, 2007. The Board also noted that the

62

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2008

         Fund's percentile performance ranking was in the bottom 50% of its performance universe for the same periods. The Board took into account management's discussion of the factors that contributed to the Fund's relative performance, including its Lipper peer group, and any plans to address such performance.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager pays the subadvisory fees. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussions of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2008

         proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

SUBADVISORY AGREEMENT
--------------------------------------------------------------------------------

         In approving the Subadvisory Agreement with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the Subadviser, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below. After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL. The Trustees considered information provided to them regarding the

64

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2008

         services provided by the Subadviser, including information presented periodically throughout the previous year. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Trustees noted that the materials provided to them by the Subadviser indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board noted that the Manager's monitoring processes of the Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance;
         (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

         SUBADVISER COMPENSATION. The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreement were paid by the Manager. The Trustees also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by the Subadviser, the Subadviser's profitability with respect to the Fund, and the potential economies of scale in the Subadviser's management of the Fund, to the extent available. However, for the reasons noted above, this information was less significant to the Board's consideration of the Subadvisory Agreement than the other factors considered.

         SUBADVISORY FEES AND FUND PERFORMANCE. The Board noted that it was reported that the subadvisory fees that the Subadviser charges the Fund

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA GROWTH AND TAX STRATEGY FUND
MAY 31, 2008

         are unique due to the type of fund and could not be compared to the fees that the Subadviser charges to other clients. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser. As noted above, the Board considered the Fund's performance during the one-, three-, and five-year periods ended December 31, 2007, as compared to the Fund's peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board also considered the performance of the Subadviser. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser. The Board was mindful of the Manager's focus on the Subadviser's performance and the explanations of management regarding the factors that contributed to the recent performance of the Fund. The Board also noted the Subadviser's long-term performance record for similar accounts.

         CONCLUSIONS. The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies; (ii) the Subadviser maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on its conclusions, the Board determined that approval of the Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

66

 T R U S T E E S '  A N D  O F F I C E R S '
===================-------------------------------------------------------------
                    INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

         The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

         Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company with 45 individual funds as of May 31, 2008. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

         CHRISTOPHER W. CLAUS (2, 4)
         Trustee
         Born: December 1960
         Year of Election or Appointment: 2001

         President and Chair of the Board of Directors, IMCO (2/08-present); President, USAA Financial Advisors, Inc. (FAI) (12/07-present); President, Financial Services Group, USAA (1/07-present); Chair of the Board of Directors and Chief Investment Officer, IMCO (1/07-2/08); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. Mr. Claus is also a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN (3, 4, 5, 6)
         Trustee
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a database management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THE TRUSTEE IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED TRUSTEES IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

68

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         ROBERT L. MASON, PH.D. (3, 4, 5, 6)
         Trustee
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         BARBARA B. OSTDIEK, PH.D. (3, 4, 5, 6)
         Trustee
         Born: March 1964
         Year of Election or Appointment: 2007

         Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Management at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR (3, 4, 5, 6)
         Trustee
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         RICHARD A. ZUCKER (2, 3, 4, 5, 6)
         Trustee and Chair of the Board of Trustees
         Born: July 1943
         Year of Election or Appointment: 1992(+)

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present).

         RONALD B. SWEET
         Vice President
         Born: November 1962
         Year of Appointment: 2006

         Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life, IMCO, FAI, FPS, and SAS.

         (+) MR. ZUCKER WAS ELECTED AS CHAIR OF THE BOARD IN 2005.

         (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

70

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         ROBERTO GALINDO, JR.
         Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant Vice President, Portfolio Accounting/Financial
         Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

         JEFFREY D. HILL
         Chief Compliance Officer
         Born: December 1967
         Year of Appointment: 2004

         Assistant Vice President, Mutual Funds Compliance, USAA
         (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04).

         ROSE URBANCZYK
         Assistant Treasurer
         Born: June 1961
         Year of Appointment: 2008

         Assistant Vice President, Senior Financial Officer, Chief Financial Office, USAA (5/08-present); Executive Director, Finance, Senior Financial Officer, IMCO (11/07-present); Senior Financial Officer and Treasurer, FAI (4/07-present); Executive Director, Finance, Senior Financial Officer and Treasurer, FPS (8/06-present); Executive Director, Enterprise Planning & Performance Management (3/03-8/06); Director, Accounting/Financial, Corporate Financial Reporting, Planning & Analysis IMCO (2/01-10/06).

                  TRUSTEES    Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Barbara B. Ostdiek, Ph.D.
                              Michael F. Reimherr
                              Richard A. Zucker

--------------------------------------------------------------------------------

            ADMINISTRATOR,    USAA Investment Management Company
       INVESTMENT ADVISER,    P.O. Box 659453
          UNDERWRITER, AND    San Antonio, Texas 78265-9825
               DISTRIBUTOR

--------------------------------------------------------------------------------

            TRANSFER AGENT    USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

--------------------------------------------------------------------------------

             CUSTODIAN AND    State Street Bank and Trust Company
          ACCOUNTING AGENT    P.O. Box 1713
                              Boston, Massachusetts 02105

--------------------------------------------------------------------------------

               INDEPENDENT    Ernst & Young LLP
         REGISTERED PUBLIC    100 West Houston St., Suite 1800
           ACCOUNTING FIRM    San Antonio, Texas 78205

--------------------------------------------------------------------------------

               MUTUAL FUND    LEARN MORE ONLINE NOW
         SELF-SERVICE 24/7    At "Products & Services" click
               AT USAA.COM    "Investments" then "Mutual Funds"

                   OR CALL    View account balance, transactions, fund
            (800) 531-USAA    prices; or exchange/redeem fund shares.
                    (8722)    Go to "My Accounts" then "Investments"

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-USAA (8722); (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING
HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE WITHOUT CHARGE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-USAA (8722); (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) 732-0330.

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                     USAA
                                                                -------------
   SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
   Set preferences to USAA DOCUMENTS ONLINE

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23403-0708                                   (C)2008, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 20, 2007, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

In 2006, the Trustee designated as the Board's audit committee financial expert resigned from the Board. The Board has not determined that another Trustee qualifies as an audit committee financial expert. The Board is seeking a replacement and will consider a candidate's qualifications to become the audit committee financial expert as a factor in the evaluation process.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 39 funds in all. Only 9 funds of the Registrant have a fiscal year-end of May 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended May 31, 2008 and 2007 were $259,470 and $249,505, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended May 31, 2008 and 2007 were $64,375 and $55,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended May 31, 2008 and 2007.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended May 31, 2008 and 2007.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for May 31, 2008 and 2007 were $106,475 and $89,560, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2008 and 2007 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:




                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
            - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
            - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
            - compliance with applicable laws and governmental rules and regulations;
            - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
            -     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the Chair/CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the
              USAA Funds' and IMCO's operating policies and procedures.
         -    A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         -    A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.     REQUIRED REPORTS

                -     EACH COVERED OFFICER MUST:
                      - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                      - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -     THE CHIEF LEGAL OFFICER MUST:
                      - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                      - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

               - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
               - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
               - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
               - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.
                  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or
                  (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the affected Trust's Chief Legal Officer or the Chairman of the Board of Trustees.



Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2007




                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------

                                   PRESIDENT
                                   TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended May 31, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    07/24/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    07/28/2008
         ------------------------------


By:*     /s/ ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    07/25/2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.